Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Year	Summary Compensation Table Total for CEO	Compensation “Actually Paid” to CEO (1)	Average Summary Compensation Table Total for Other NEOs	Average Compensation “Actually Paid” to Other NEOs(2)	Value of Initial Fixed $100 Investment on December 31, 2019 Based On:		Net Income	Distributable Earnings(4) “Company-Selected Measure”
					Total Shareholder Return	Peer Group Total Shareholder Return(3)
	($)	($)	($)	($)	($)	($)	($ in ‘000)	($ in ‘000)
2022	12,523,354	12,523,354	2,680,827	2,509,977	70.2	71.2	165,305	148,399
2021	10,928,909	10,928,909	1,980,281	2,237,640	76.1	88.7	56,893	61,340
2020	10,034,690	10,034,690	2,062,914	1,587,399	59.4	76.6	(9,458)	51,318

Named Executive Officers, Footnote [Text Block]	The Named Executive Officers for 2022 are Messrs. Harris, Miceli and Perelman, Ms. McCormack and Ms. Porcella. Paul J. Miceli became Chief Financial Officer on March 1, 2021. The Named Executive Officers for 2021 were Messrs. Harris, Fox, Miceli and Perelman, Ms. McCormack and Ms. Porcella. The table reflects both Mr. Miceli and Mr. Fox’s actual compensation for 2021, neither of which have been annualized. The Named Executive Officers for 2020 were Messrs. Harris, Fox and Perelman, Ms. McCormack and Ms. Porcella.
PEO Total Compensation Amount	$ 12,523,354	$ 10,928,909	$ 10,034,690
PEO Actually Paid Compensation Amount	$ 12,523,354	10,928,909	10,034,690
Adjustment To PEO Compensation, Footnote [Text Block]	See “—Compensation “Actually Paid” to the CEO” for amounts deducted and added to the total compensation of the CEO to determine the amount of compensation “actually paid.”
Compensation “Actually Paid” to the CEO

The table below details the adjustments made to the totals in the Summary Compensation Table to calculate compensation “actually paid” to the CEO:

Year	Reported Summary Compensation Table Total ($)	Reported Value of Equity Awards ($)(a)	Equity Award Adjustments ($)(b)(c)	Compensation “Actually Paid” to CEO ($)(d)
2022	12,523,354	4,735,444	4,735,444	12,523,354
2021	10,928,909	9,916,855	9,916,855	10,928,909
2020	10,034,690	9,022,363	9,022,363	10,034,690

Non-PEO NEO Average Total Compensation Amount	$ 2,680,827	1,980,281	2,062,914
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,509,977	2,237,640	1,587,399
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	See “—Average Compensation “Actually Paid” to Other NEOs” for amounts deducted and added to the average compensation of the Named Executive Officers other than the CEO, to determine the average amount of compensation “actually paid.”
Average Compensation “Actually Paid” to Other NEOs

The table below details the adjustments made to the averages in the Summary Compensation Table to calculate average compensation “actually paid” to the other NEOs:

Year (a)	Reported Summary Compensation Table Average ($)	Reduced by Reported Average Value of Equity Awards ($)(b)	Increased by Average Equity Award Adjustments ($)(c)	Average Compensation “Actually Paid” to Other NEOs ($)(d)
2022	2,680,827	939,931	769,082	2,509,977
2021	1,980,281	1,625,546	1,882,905	2,237,640
2020	2,062,914	1,631,211	1,155,695	1,587,399

Equity Valuation Assumption Difference, Footnote [Text Block]	The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following:
(i)    the grant date fair value of equity awards in respect to the applicable performance year as reported in the “Stock Awards” column of the Summary Compensation Table for each applicable year;

(ii)    the amount of change in fair value of any equity awards granted in the applicable year (from the grant date) that are outstanding and unvested as of the end of the applicable year;

(iii)    the amount of change in fair value as of the end of the applicable year (from the end of the prior fiscal year) of any awards reported as granted in prior years that are outstanding and unvested as of the applicable year;

(iv)    for awards reported as granted in prior years that vest in the applicable year, the amount equal to the change in fair value as of the vesting date (from the end of the prior fiscal year);

(v)    for awards reported as granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and

(vi)    the dollar value of any dividends or other earnings paid on equity awards in the applicable year that are not otherwise reflected in the fair value of such award of such award or included in any other component of total compensation for the applicable year.
The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following:
(i)    the grant date fair value of equity awards in respect to the applicable performance year as reported in the “Stock Awards” column of the Summary Compensation Table for each applicable year;

(ii)    the amount of change in fair value of any equity awards granted in the applicable year (from the grant date) that are outstanding and unvested as of the end of the applicable year;

(iii)    the amount of change in fair value as of the end of the applicable year (from the end of the prior fiscal year) of any awards reported as granted in prior years that are outstanding and unvested as of the applicable year;

(iv)    for awards reported as granted in prior years that vest in the applicable year, the amount equal to the change in fair value as of the vesting date (from the end of the prior fiscal year);

(v)    for awards reported as granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and

(vi)    the dollar value of any dividends or other earnings paid on equity awards in the applicable year that are not otherwise reflected in the fair value of such award of such award or included in any other component of total compensation for the applicable year.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]	Relationship Between Compensation “Actually Paid” and Ladder’s TSR
Compensation Actually Paid vs. Net Income [Text Block]	Relationship Between Compensation “Actually Paid,” Net Income and Distributable Earnings
Total Shareholder Return Vs Peer Group [Text Block]	Relationship Between Ladder’s TSR and the Peer Group TSR
Tabular List [Table Text Block]
Tabular List of Important Financial Measures

Set forth below in alphabetical order are the most important financial measures used by the Company for the most recent fiscal year, 2022, to link compensation “actually paid” to the Company’s CEO and other NEOs to the Company’s performance.

Most Important Performance Measures
Book Value (1)
Distributable Earnings (2)(4)
Market Capitalization (1)
Pre-Tax Distributable ROAE (3)(4)

Total Shareholder Return Amount	$ 70.2	76.1	59.4
Peer Group Total Shareholder Return Amount	71.2	88.7	76.6
Net Income (Loss)	$ 165,305,000	$ 56,893,000	$ (9,458,000)
Company Selected Measure Amount	148,399,000	61,340,000	51,318,000
Additional 402(v) Disclosure [Text Block]
Pay vs. Performance

In accordance with the requirements of Item 402(v) of Regulation S-K, the following tables and graphs and accompanying footnotes and discussion provide information required by the SEC regarding executive compensation and measures of Company performance in the last three fiscal years. Except if expressly stated, the information presented below was not considered in structuring our executive compensation program for the years presented; the Compensation Discussion and Analysis set forth above describes the considerations utilized in the compensation program for our Named Executive Officers. The amount of compensation “actually paid” set forth in the initial table is calculated in the manner set forth in the regulation and in certain cases may not reflect amounts realized with respect to the covered compensation.[1]

(1) For the purposes of calculating the amount of compensation “actually paid” in the pay versus performance table and accompanying disclosures, equity awards granted to the Named Executive Officers have been treated as having been granted in the year in which the grant date fair value for such award was reported in the Summary Compensation Table.
Cumulative annual total returns for the Bloomberg REIT Mortgage Index. The Total Shareholder Return (“TSR”) for 2020 represents the one-year TSR, the TSR for 2021 represents the two-year TSR, and the TSR for 2022 represents the cumulative TSR for the entire three years covered in the table. Assumes reinvestment of dividends.The reported value of equity awards represents the grant date fair value of equity awards as reported in the “Stock Awards” column of the Summary Compensation Table for each applicable year. No amounts were deducted or added in calculating the equity award adjustments for our CEO as these awards were vested at grant.The Company does not provide pension benefits, so no adjustments were made in respect of pensions.The reported value of equity awards represents the grant date fair value of equity awards as reported in the “Stock Awards” column of the Summary Compensation Table for each applicable year. The Company does not provide pension benefits, so no adjustments were made in respect of the same.
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Book Value (1)
Non-GAAP Measure Description [Text Block]	This financial measure is not calculated in accordance with GAAP. For additional information concerning this non-GAAP financial measure, including a reconciliation to the most comparable GAAP financial measure, please see Annex A to this Proxy Statement. For a description of how book value and market capitalization are used to determine Annual Stock Awards for the CEO and other Named Executive Officers, see “Executive Compensation—Compensation Discussion and Analysis—Elements of Compensation—Long-Term Equity Compensation.”
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Distributable Earnings (2)(4)
Non-GAAP Measure Description [Text Block]	For a description of how distributable earnings is used to determine annual cash incentive compensation for the CEO and other Named Executive Officers, see “Executive Compensation—Compensation Discussion and Analysis—Elements of Compensation—Annual Cash Incentive Compensation.”
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Market Capitalization (1)
Non-GAAP Measure Description [Text Block]	For a description of how pre-tax distributable ROAE is used to determine performance vesting for the Named Executive Officers other than the CEO, see “Executive Compensation—Compensation Discussion and Analysis—Elements of Compensation—Vesting.”
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Pre-Tax Distributable ROAE (3)(4)
Non-GAAP Measure Description [Text Block]	This financial measure is not calculated in accordance with GAAP. For additional information concerning this non-GAAP financial measure, including a reconciliation to the most comparable GAAP financial measure, please see Annex A to this Proxy Statement.
PEO [Member] | Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 4,735,444	$ 9,916,855	$ 9,022,363
PEO [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	4,735,444	9,916,855	9,022,363
Non-PEO NEO [Member] | Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	939,931	1,625,546	1,631,211
Non-PEO NEO [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 769,082	$ 1,882,905	$ 1,155,695